Investments: Investments in Debt Securities (Tables)	12 Months Ended
Dec. 31, 2015
Tables/Schedules
Investments in Debt Securities

	Amortized	Gross Unrealized		Estimated
	Cost	Gains	Losses	Fair Value

U.S. government and agencies	$10,333	$26	$(546)	$9,813
Mortgage-backed securities:
Residential mortgage-backed	2,365	173	-	2,538

Total debt securities	$12,698	$199	$(546)	$12,351

The amortized cost, gross unrealized gains and losses, and estimated fair values, as reported on the balance sheet, of debt securities at December 31, 2014 are as follows:

	Amortized	Gross Unrealized		Estimated
	Cost	Gains	Losses	Fair Value

U.S. government and agencies	$9,888	$103	$(4)	$9,987
Mortgage-backed securities:
Residential mortgage-backed	2,966	241	-	3,207

Total debt securities	$12,854	$344	$(4)	$13,194